Earnings per share ("EPS") (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Earnings Per Share

	Net income attributable to shareholders of Tata Motors Limited (In millions)		Weighted average shares (Nos.)	Earnings per share
For the year ended March 31, 2022:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(98,599.3)	3,320,402,491	Rs.	(29.7)
	US$	(1,300.9)		US$	(0.4)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#		US$	#
Diluted earnings/(loss) per share	Rs.	(98,599.3)	3,320,402,491	Rs.	(29.7)
	US$	(1,300.9)		US$	(0.4)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(15,100.0)	508,502,896	Rs.	(29.7)
	US$	(199.2)		US$	(0.4)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
	US$	#		US$	#
Diluted earnings/(loss) per share	Rs.	(15,100.0)	508,502,896	Rs.	(29.7)
	US$	(199.2)		US$	(0.4)
For the year ended March 31, 2021:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(122,748.1)	3,128,268,742	Rs.	(39.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(122,748.1)	3,128,268,742	Rs.	(39.2)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(19,952.8)	508,502,896	Rs.	(39.2)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(19,952.8)	508,502,896	Rs.	(39.2)
For the year ended March 31, 2020:
Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(97,199.1)	2,952,353,090	Rs.	(32.9)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(97,199.1)	2,952,353,090	Rs.	(32.9)
‘A’ Ordinary Shares
Basic net earnings/(loss) per share	Rs.	(16,741.2)	508,502,473	Rs.	(32.9)
Effect of shares kept in abeyance	Rs.	#	#	Rs.	#
Diluted earnings/(loss) per share	Rs.	(16,741.2)	508,502,473	Rs.	(32.9)